SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Movement of Allowance for Doubtful Accounts
	Balance at				Balance
	Beginning	Charged to		Disposal of	at End
	of Year	Expenses	Recoveries	Subsidiaries	of Year
	US$	US$	US$	US$	US$
Allowance for doubtful accounts
2014	3,918	4,974	—	—	8,892
2015	8,892	9,829	(845)	(777)	17,099
2016	17,099	9,728	(1,414)	(714)	24,699

Estimated Useful Lives of Property and Equipment
Estimated useful lives of the assets
Computer equipment	3 years
Leasehold improvements	Shorter of lease terms and estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Motor vehicles	5 years